SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Investments, Loan receivables and Inventories (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments
Impairment loss	¥ 63	¥ 92	¥ 10
Inventories
Estimated useful life of small appliances and bedding	1 year
Minimum | Certain franchisees
Loan receivables
Term of loan agreement	2 years
Interest rate (as a percent)	8.00%
Minimum | Un-related third-parties
Loan receivables
Interest rate (as a percent)	4.80%
Maximum | Certain franchisees
Loan receivables
Term of loan agreement	3 years
Interest rate (as a percent)	8.50%
Maximum | Un-related third-parties
Loan receivables
Interest rate (as a percent)	15.00%